Bank Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Bank Loans
11. BANK LOANS

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Short-term bank loans	—	278,488	42,680
Long-term third-party bank loan guaranteed by a related party (Note 18):
Current portion	100,000	74,351	11,395
Non-current portion	74,351	—	—

	174,351	352,839	54,075

In June 2016, the Group entered into a long-term loan facility for an aggregate principal amount of RMB400,000 with a bank in Beijing bearing a fixed annual interest rate of 90% of the benchmark five-year lending rate published by the PBOC. The facility expires on June 1, 2021, of which RMB335,137 (US$51,362) was utilized. As of December 31, 2020, the long-term loan of RMB74,351 (US$11,395) will be repaid within twelve months and is classified as “Long-term bank loan, current portion”. The interest rate for the outstanding loan with a bank in Beijing as of December 31, 2019 and 2020, was approximately 4.3% and 4.3%, respectively.
In June and August 2020, the Group entered into three short-term bank loans with three banks in Beijing bearing fixed annual interest rates of 4.35%, 2.85% and 4.90%, respectively. The weighted average interest rate for the outstanding short-term bank loans as of December 31, 2020 was 4.28%.
There are no commitment fees and conditions under which lines may be withdrawn associated with the Group’s unused facilities.